Shareholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
SHAREHOLDERS' DEFICIT

NOTE 7 - SHAREHOLDERS’ DEFICIT

Common shares issued for debt conversion

On January 2, 2018, the former CEO of the Company converted his accrued compensation and other amounts due to him totaling $392,558 into 12,694,893 common shares, or $0.031 per share based on the original employment agreement (See Note 8). Upon conversion, the Company recorded stock-based compensation of $270,878 based on the August 2013 commitment date per share fair value of his conversion option of $0.021 per share (see Note 8).

On March 28, 2018, the Company issued 136,894 common shares upon conversion of convertible debt of $100,000 and accrued interest of $5,833 (See Note 6).

Issuance of common shares for services

On March 7, 2018, the Company entered into a 90-day consulting agreement for business development and lobbying services related to the Company’s ballistic resistant technologies.  In connection with this consulting agreement, the Company issued 80,843 common shares to the consultant which were valued at $68,750, or $0.85 per common share, based on contemporaneous common share sales, which was amortized over the term of the agreement. Additionally, on June 12, 2018, the Company entered into a six months consulting agreement with this consultant. In connection with this consulting agreement, the Company issued 50,000 common shares to the consultant which were valued at $20,000, or $0.40 per common share, based on contemporaneous common share sales, which will be amortized over the term of the agreement. In connection with these consulting agreements, during the nine months ended September 30, 2018, the Company recorded stock-based professional fees of $80,417, and prepaid expenses of $8,333 which will be amortized over the remaining term.

In April 2018, the Company issued 3,233,732 restricted common shares of the Company to employees for services rendered which were valued at $2,750,000, or $0.85 per common share, based on contemporaneous common share sales. These share vest on May 1, 2019. In connection with these shares, the Company shall record stock-based compensation over the one-year vesting period. In June 2018, an employee resigned and his employment agreement was terminated. Accordingly, in June 2018, 485,060 non-vested shares were forfeited. Accordingly upon termination, the Company reversed all stock-based compensation previously recognized on the non-vested shares. For the nine months ended September 30, 2018, the Company recorded stock-based compensation expense of $973,957 related to these shares. Total unrecognized compensation expense related to these unvested common shares at September 30, 2018 amounted to $1,363,742 which will be amortized over the remaining vesting period.

In September 2018, the Company entered into a 90-day consulting agreement for marketing services. In connection with this consulting agreement, the Company issued 25,000 restricted common shares of the Company to a consultant for marketing services to be rendered for the term effective October 1, 2018. These shares were valued at $10,000, or $0.40 per common share, based on contemporaneous common share sales, which was amortized over the term of the agreement. In connection with this consulting agreement, at September 30, 2018, the Company recorded prepaid expenses of $10,000 which will be amortized over the agreement term.

Common shares issuable pursuant to employment agreement

On August 15, 2018 (the “Effective Date”), the Company entered into an employment agreement with its vice president of sale and distribution. Pursuant to this employment agreement, the Company agreed to grant a restricted stock award of 500,000 common shares of the Company which will vest on the first anniversary date of the employment agreement. If the employee’s employment is terminated without cause or for good reason (both as defined in the employment agreement), or a change of control event (as defined in the employment agreement) occurs, these shares will immediately vest. For any other termination of employment, unvested restricted stock shall immediately terminate. These shares were valued on the date of grant at $200,000, or $0.40 per common share, based on contemporaneous common share sales. These shares vest on August 15, 2019. In connection with these shares, the Company shall record stock-based compensation over the one-year vesting period. For the nine months ended September 30, 2018, the Company recorded stock-based compensation expense of $25,000 related to these shares. As of September 30, 2018, these shares had not been issued. Total unrecognized compensation expense related to these unvested common shares at September 30, 2018 amounted to $175,000 which will be amortized over the remaining vesting period.

Common shares issued for exercise of stock options

During the nine months ended September 30, 2018, the Company issued 2,488,895 common shares upon the exercise of 1,595,403 stock options. In connection with these option exercises, the Company received proceeds of $110,000 and reduced accrued compensation by $20,575.

Common shares issued for settlement

In April 2018, the Company issued 315,957 common shares of the Company to a vendor to settle amounts owed to such vendor which were valued at $268,694, or $0.85 per common share, based on contemporaneous common share sales. In connection with the settlement agreement, the Company recorded settlement expense of $153,779 and reduced accounts payable and accrued expenses by $39,915 and $75,000, respectively.

Prior to the Closing of the Merger, C-Bond Systems LLC received a letter from counsel to Arnold Jay Boisdrenghein/Equity Capital Holding Group, Inc. claiming that such parties were entitled to a finder’s fee in connection with the Merger of $25,000 and 1,000,000 post-Merger shares of common stock of the Company. On August 20, 2018, pursuant to a settlement and release agreement, the Company issued 500,000 shares of common stock to settle this claim. These shares were valued at $200,000, or $0.40 per common share, based on contemporaneous common share sales. In connection with this settlement agreement, the Company recorded a settlement expense of $200,000.

Sale of common shares

In April 2018, the Company issued 32,337 of its common shares to an investor for cash proceeds of $27,500, or $0.85 per common share.

Contemporaneously with the closing of the Merger, pursuant to subscription agreements, the Company issued an aggregate of 3,100,000 shares of common stock at a price of $0.40 per share for aggregate gross consideration of approximately $1,240,000 to six accredited investors. The Company agreed to file a shelf registration statement registering all of the shares of Common Stock subscribed for hereby (but no other shares owned by Subscriber) as soon as reasonably practicable after completion of the Merger and to use commercially reasonable efforts to cause that registration statement to be declared effective as soon as reasonably practical.

Deemed issuance pursuant to reverse recapitalization

On April 25, 2018, in connection with merger with C-Bond Systems, LLC, the Company is deemed to have issued 9,106,250 of its common shares for cash of $187,401. These shares represent the outstanding shares of C-Bond Systems, Inc. just prior to the Merger on April 25, 2018.

Common share exercise compensation

As compensation for services commencing on February 1, 2016 and continuing through February 14, 2019, on December 27, 2016, the Company granted a stock option exercise right to an employee of the Company, whereby the employee will receive a credit of $5,000 per month towards the cash required to exercise his 750,000 options at $0.31 per share. Accordingly, the employee can exercise options on a cashless basis up to the amount he has been credited. As of September 30, 2018, and December 31, 2017, the employee was credited $160,000 and $115,000 towards the options exercise, respectively. No cash disbursement will be required by the Company under this provision. The Company recognized compensation expense of $45,000 and $45,000 during the nine months ended September 30, 2018 and 2017, respectively, with a corresponding increase to shareholders’ equity

Stock options

For the nine months ended September 30, 2018 and 2017, the Company recorded $3,786,484 and $2,066,620 of compensation and consulting expense related to stock options, respectively. Total unrecognized compensation and consulting expense related to unvested stock options at September 30, 2018 amounted to $3,125,104. The weighted average period over which stock-based compensation expense related to these options will be recognized is approximately two years.

Stock option activities for the nine months ended September 30, 2018 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2017	14,894,213	0.32		$7,948,708
Exercised	(1,595,403)	0.08
Forfeited	(134,597)	0.31
Balance Outstanding September 30, 2018	13,164,213	$0.36	6.71	$1,869,623

Exercisable, September 30, 2018	10,732,262	$0.37	6.25	$1,666,440

Warrants

On January 22, 2018, in connection with the SPA with Esousa, the Company issued 293,123 five-year warrants to purchase shares of Company common shares at a purchase price of $0.87 per unit. In April 2018, these warrants were cancelled under a Termination Agreement (see Note 6).

Warrant activities for the nine months ended September 30, 2018 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2017	-	-	-	$-
Granted	293,123	0.87
Cancelled	(293,123)	(0.87)
Balance Outstanding September 30, 2018	-	$-	-	$-
Exercisable, September 30, 2018	-	$-	-	$-

2018 Long-term Incentive Plan

On June 7, 2018, a majority of the Company’s shareholders and its board approved the adoption of a 2018 Long-Term Incentive Plan (the “2018 Plan”). The purpose of the 2018 Plan is to advance the interests of the Company, its affiliates and its stockholders and promote the long-term growth of the Company by providing employees, non-employee directors and third-party service providers with incentives to maximize stockholder value and to otherwise contribute to the success of the Company and its affiliates, thereby aligning the interests of such individuals with the interests of the Company’s stockholders and providing them additional incentives to continue in their employment or affiliation with the Company. The Plan was adopted on June 7, 2018 and effective on August 2, 2018.

Under the 2018 Plan, the Plan Administrator may grant:

●	options to acquire the Company’s common stock, both incentive stock options that are intended to satisfy the requirements of Section 422 of the Internal Revenue Code and nonqualified stock options which are not intended to satisfy such requirements. The exercise price of options granted under our 2018 Plan must at least be equal to the fair market value of the Company’s common stock on the date of grant and the term of an option may not exceed ten years, except that with respect to an incentive stock option granted to any employee who owns more than 10% of the voting power of all classes of the Company’s outstanding stock as of the grant date the term must not exceed five years and the exercise price must equal at least 110% of the fair market value on the grant date.

●	stock appreciation rights, or SARs, which allow the recipient to receive the appreciation in the fair market value of the Company’s common stock between the date of grant and the exercise date. The amount payable under the stock appreciation right may be paid in cash or with shares of the Company’s common stock, or a combination thereof, as determined by the Administrator.

●	restricted stock awards, which are awards of the Company’s shares of common stock that vest in accordance with terms and conditions established by the Administrator.

●	restricted stock units, which are awards that are based on the value of the Company’s common stock and may be paid in cash or in shares of the Company’s common stock.

●	other types of stock-based or stock-related awards not otherwise described by the terms and provision of the 2018 Plan, including the grant or offer for sale of unrestricted shares of the Company’s common stock, and which may involve the transfer of actual shares of the Company’s common stock or payment in cash or otherwise of amounts based on the value of shares of the Company’s common stock and may be designed to comply with or take advantage of the applicable local laws of jurisdictions other than the United States.

●	other cash-based awards to eligible persons in such amounts and upon such terms as the Administrator shall determine.

An award granted under the 2018 Plan must include a minimum vesting period of at least one year, provided, however, that an award may provide that the award will vest before the completion of such one-year period upon the death or qualifying disability of the grantee of the award or a change of control of the Company and awards covering, in the aggregate, 25,000,000 shares of our Common Stock may be issued without any minimum vesting period.

The aggregate number of shares of common stock that may be issued under the 2018 Plan is 50,000,000 shares. In addition, the maximum aggregate number of shares of the Company’s common stock that may be subject to incentive stock options granted under the 2018 Plan is 50,000,000 shares.

NOTE 7 – SHAREHOLDERS’ EQUITY (DEFICIT)

Issuance of common shares for cash

During 2016, the Company issued 1,175,902 common shares for cash proceeds of $1,000,000, or $0.85 per common share.

During 2016, the Company received proceeds of $950,000 from the collection of subscription receivables from the sale of common shares in 2015.

During 2017, the Company issued 514,455 common shares for cash proceeds of $437,500, or $0.85 per common share.

Common shares issued for exercise of stock option

In June 2016, the Company issued 1,616,868 common shares upon the exercise of 500,000 stock options at $0.03 per share. In connection with this option exercise, the Company received proceeds of $50,000.

Anti-dilution rights related to C-Bond Systems, LLC

Prior to the Merger discussed in Notes 1 and 10, C-Bond Systems, LLC entered into certain contracts, described below, which provided certain anti-dilution protection to the counterparties to those contracts.  The Company believes that these contracts do not apply to any future issuances of equity by C-Bond Systems, Inc.

In 2013, pursuant to a subscription agreement, the Company’s subsidiary. C-Bond Systems, LLC issued 2,425,300 common shares. To the extent that during the Term C-Bond Systems, LLC issues any “down-round” or subsequent investments based upon an enterprise value of less than $2,000,000 (“Dilutive Transaction”) (other than an issuance pursuant to an option agreement with an employee or otherwise to compensate an employee, or incident to an acquisition of assets by C-Bond Systems, LLC in which common units were issued to the seller of such assets) contemporaneously with the Dilutive Transaction, the contract obligated C-Bond Systems, LLC to issue the Investor additional common units in C-Bond Systems, LLC in an amount which would provide them with the ownership percentage interest which they would have held in C-Bond Systems, LLC represented by the common units purchased by them on this date.

In 2015, pursuant to a subscription agreement, C-Bond Systems, LLC issued 3,880,480 common shares to an entity at $0.77 per common share. This agreement entitled the subscriber to anti-dilution protection to the extent that C-Bond Systems, LLC issued any equity in a “down-round” based upon a value of less than $0.77 per common unit of C-Bond Systems, LLC (other than an issuance pursuant to an option agreement with an employee or consultant or otherwise to compensate an employee or consultant, or incident to an acquisition of assets by C-Bond Systems, LLC in which common units are issued to the seller of such assets (“Dilutive Transaction”). Contemporaneously with the Dilutive Transaction the contract obligated C-Bond Systems, LLC to issue the Subscriber additional common units in C-Bond Systems, LLC in an amount which would provide the investor with the ownership percentage interest in C-Bond Systems, LLC on a fully diluted basis which Subscriber held immediately prior to the Dilutive Transaction.

In 2016, pursuant to a subscription agreement, C-Bond Systems, LLC issued 1,175,902 common shares to an entity at $0.85 per common share. This agreement entitled this investor to customary broad-based weighted average anti-dilution protection to the extent that after the date of this subscription agreement C-Bond Systems, LLC issued any equity in a “down round” based upon a value of less than $0.85 per common share, including the issuance of options with an exercise price per share of less than $0.85 to compensate employees or consultants (“Dilutive Transaction”), subject to exclusions for issuances of common shares or options in connection with strategic partnerships, equity kickers to lenders or vendors, mergers or acquisitions. The agreement obligated C-Bond Systems, LLC to give to this investor written notice (an ” Issuance Notice”) of any proposed issuance by C-Bond Systems, LLC of any C-Bond Systems, LLC common units, or other form of equity interest (excluding issuances of C-Bond Systems, LLC options or other equity to compensate employees or consultants and the issuance of shares in connection with strategic partnerships, equity kickers to lenders or vendors, mergers or acquisitions) at least ten business days prior to the proposed issuance date. This contract entitled the investor to purchase their pro rata portion of such shares or other equity interest of C-Bond Systems, LLC at the price and on the other terms and conditions specified in the issuance notice.

Common share exercise compensation

As compensation for services commencing on February 1, 2016 and continuing through February 14, 2019, on December 27, 2016, the Company granted a stock option exercise right to an employee of the Company, whereby the employee will receive a credit of $5,000 per month towards the cash required to exercise his 750,000 options at $0.31 per share. Accordingly, the employee can exercise options on a cashless basis up to the amount he has been credited. As of December 31, 2017 and 2016, the employee was credited $115,000 and $55,000 towards the options exercise, respectively. No cash disbursement will be required by the Company under this provision. The Company recognized compensation expense of $60,000 and $55,000 in 2017 and 2016, respectively, with a corresponding increase to shareholders’ equity.

Stock options

During the year ended December 31, 2016, the Company granted options to purchase 2,789,334 common shares to several employees at exercise prices ranging from $0.31 to $0.85 per share with vesting terms ranging from immediately vesting to 3 years. The options were valued at the grant date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 1.46%, expected dividend yield of 0%, expected option term of 5.75 years for the shares that vested immediately and 5.75 to 6.0 years for those with vesting terms using the simplified method and an expected volatility of 79% based on comparable volatility. The aggregate grant date fair value of these awards amounted to $5,150,361. The Company recognizes compensation cost for unvested stock-based option awards on a straight-line basis over the requisite service period.

During the year ended December 31, 2017, the Company granted options to purchase 4,000,000 common shares to two employees at exercise prices ranging from $0.03 to $0.31 per common share with vesting terms ranging from immediately vesting to 3 years. The options were valued at the grant date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 2.15%, expected dividend yield of 0%, expected option terms ranging from 5.75 to 6.50 years using the simplified method and an expected volatility of 79% based on comparable volatility. The aggregate grant date fair value of these awards amounted to $9,583,020. The Company recognizes compensation cost for unvested stock-based option awards on a straight-line basis over the requisite service period.

During the year ended December 31, 2017, the Company granted options to purchase 330,000 common shares to certain non-employees at an exercise price of $0.85 per common share with vesting terms ranging from immediately vesting to 5 years to these consultants. The options were valued at the grant date and remeasurement date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 2.20%, expected dividend yield of 0%, expected option term of 4.65 to 5.25 years using the simplified method and expected volatility of 79% based on comparable volatility. The value of the options granted to non-employees which vested over time are remeasured at each reporting date until vesting occurs. The aggregate grant date fair value of these awards, as adjusted to apply variable measurement date accounting for non-employee awards, amounted to $591,452 as of December 31, 2017. The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

On December 18, 2017, the Company modified certain outstanding stock options that were previously granted in 2016 and 2015. The exercise price of the modified options was adjusted to $0.31. As a result, the Company modified the exercise price of 2,005,998 stock options that were granted in 2016 and 2015. This modification resulted in incremental stock compensation of $825,207 of which $532,248 was expensed in December 2017 for options that were vested at the modification date and as of December 31, 2017. Additionally, incremental stock compensation expense related to options that were not yet vested at the modification date will be recognized over the remaining vesting period.

For the years ended December 31, 2017 and 2016, the Company recorded $6,712,752 and $4,310,964 of compensation and consulting expense related to stock options, respectively. Total unrecognized compensation and consulting expense related to unvested stock options at December 31, 2017 amounted to $7,298,141. The weighted average period over which share-based compensation expense related to these options will be recognized is approximately two years.

Stock option activities for the years ended December 31, 2017 and 2016 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2015	8,274,879	$0.29	8.11	$12,951,384
Granted	2,789,334	0.75
Exercised	(500,000)	(0.03)
Balance Outstanding December 31, 2016	10,564,213	0.42	7.73	$14,637,188
Granted	4,330,000	0.29
Balance Outstanding December 31, 2017	14,894,213	$0.32	7.63	$25,722,685

Exercisable, December 31, 2017	10,877,251	$0.30	7.02	$19,329,789